UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2007

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       February 13, 2008
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $596,447 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
ADAMS RESPIRATORY THERAPEUTI  COM               00635P107  13,471        225,500   SH        DEFINED    1, 2     225,500
AMR CORP                      COM               001765106   3,081        219,600   SH        DEFINED    1, 2     219,600
AMR CORP                      NOTE 4.250% 9/2   001765BA3  29,955     27,850,000  PRN        DEFINED    1, 2  27,850,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  26,517     25,700,000  PRN        DEFINED    1, 2  25,700,000
ASE TEST LTD                  ORD               Y02516105   4,013        282,800   SH        DEFINED    1, 2     282,800
ASPREVA PHARMACEUTICALS CORP  COM               04538T109  12,809        492,656   SH        DEFINED    1, 2     492,656
BEA SYS INC                   COM               073325102   1,026         65,000   SH        DEFINED    1, 2      65,000
BLOCKBUSTER INC               CL A              093679108   3,900      1,000,000   SH        DEFINED    1, 2   1,000,000
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR     169424108     126         21,935   SH        DEFINED    1, 2      21,935
COGNOS INC                    COM               19244C109  25,020        434,600   SH        DEFINED    1, 2     434,600
COMSYS IT PARTNERS INC        COM               20581E104  56,432      3,576,148   SH        DEFINED    1, 2   3,576,148
CONTINENTAL AIRLS INC         CL B              210795308   8,753        393,400   SH        DEFINED    1, 2     393,400
COUNTRYWIDE FINANCIAL CORP    COM               222372104  64,073      7,167,000   SH        DEFINED    1, 2   7,167,000
CTRIP COM INTL LTD            ADR               22943F100     456          8,000   SH        DEFINED    1, 2       8,000
DELTA AIR LINES INC DEL       COM NEW           247361702  13,705        920,390   SH        DEFINED    1, 2     920,390
FORD MTR CO DEL               COM PAR $0.01     345370860  13,460      2,000,000   SH        DEFINED    1, 2   2,000,000
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206     783         23,930  PRN        DEFINED    1, 2      23,930
FREMONT GEN CORP              COM               357288109  22,750      6,500,000   SH        DEFINED    1, 2   6,500,000
GEMSTAR-TV GUIDE INTL INC     COM               36866W106     952        200,000   SH        DEFINED    1, 2     200,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717 194,706      9,995,200  PRN        DEFINED    1, 2   9,995,200
GENERAL MTRS CORP             DEB SR CONV B     370442733  13,489        700,000  PRN        DEFINED    1, 2     700,000
GENLYTE GROUP INC             COM               372302109  13,892        145,923   SH        DEFINED    1, 2     145,923
GOODYEAR TIRE & RUBR CO       COM               382550101   2,356         83,500   SH        DEFINED    1, 2      83,500
GRACE W R & CO DEL NEW        COM               38388F108     340         13,000   SH        DEFINED    1, 2      13,000
GRANT PRIDECO INC             COM               38821G101   3,608         65,000   SH        DEFINED    1, 2      65,000
GREY WOLF INC                 NOTE 3.750% 5/0   397888AD0   2,074      2,100,000  PRN        DEFINED    1, 2   2,100,000
HAYES LEMMERZ INTL INC        COM NEW           420781304   5,391      1,179,745   SH        DEFINED    1, 2   1,179,745
HURRAY HLDGS CO LTD           SPONSORED ADR     447773102     361         86,874   SH        DEFINED    1, 2      86,874
LIBBEY INC                    COM               529898108  11,507        726,454   SH        DEFINED    1, 2     726,454
MGI PHARMA INC                COM               552880106  10,984        271,000   SH        DEFINED    1, 2     271,000
MIDWEST AIR GROUP INC         COM               597911106     296         20,000   SH        DEFINED    1, 2      20,000
NEXTEST SYS CORP              COM               653339101   2,051        103,100   SH        DEFINED    1, 2     103,100
NOAH ED HLDGS LTD             ADR               65487R303     178         22,000   SH        DEFINED    1, 2      22,000
NORTHWEST AIRLS CORP          COM               667280408   5,003        344,805   SH        DEFINED    1, 2     344,805
OWENS CORNING NEW             COM               690742101     344         17,000   SH        DEFINED    1, 2      17,000
RADIAN GROUP INC              COM               750236101   1,612        138,000   SH        DEFINED    1, 2     138,000
RES-CARE INC                  COM               760943100   3,825        152,018   SH        DEFINED    1, 2     152,018
RITE AID CORP                 COM               767754104      70         25,000   SH        DEFINED    1, 2      25,000
SIERRA HEALTH SVCS INC        COM               826322109   9,181        218,800   SH        DEFINED    1, 2     218,800
STANDARD PAC CORP NEW         COM               85375C101     218         65,000   SH        DEFINED    1, 2      65,000
3COM CORP                     COM               885535104     879        194,500   SH        DEFINED    1, 2     194,500
TONGJITANG CHINESE MED CO     SPON ADR          89025E103     197         20,000   SH        DEFINED    1, 2      20,000
ULTRA PETROLEUM CORP          COM               903914109   1,816         25,400   SH        DEFINED    1, 2      25,400
VENTANA MED SYS INC           COM               92276H106   2,510         28,771   SH        DEFINED    1, 2      28,771
VISICU INC                    COM               92831L204     778         65,581   SH        DEFINED    1, 2      65,581
VISUAL SCIENCES INC           COM               92845H108   7,499        405,800   SH        DEFINED    1, 2     405,800
